DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Aug. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
HYPEGEN INC
(FORMERLY MEGA BRIDGE INC.)
STATEMENTS OF DISCONTINUED OPERATIONS

	For the three months ended
	August 31, 2017	August 31, 2016
Discontinued Operations:
Revenue	$—	$42,300
Cost of Goods Sold:
Product Purchases	—	24,173
Gross Profit	—	18,127

Operating Expenses:
General and administrative	—	750
Product development	—	—
Depreciation	76	227
Total operating expense	76	977
Loss from discontinued operations	76	(17,150)

	August 31, 2017	May 31, 2017

Assets of discontinued operations	$11,681	$11,757

Liabilities of discontinued operations	—	—